United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2013

Date of Reporting Period: Six months ended 03/31/2013

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2013
Share Class	Ticker
A	FMUUX
Institutional	FMUSX

Federated Municipal Ultrashort Fund
Fund Established 2000

A Portfolio of Federated Fixed Income Securities, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2012 through March 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2013, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Industrial Development Bond/Pollution Control Revenue	15.8%
General Obligation—State	14.4%
Transportation	13.3%
General Obligation—Local	11.5%
Hospital	11.2%
Electric & Gas	9.7%
Special Tax	4.8%
Public Power	4.8%
Water & Sewer	4.4%
Education	4.3%
Other[2]	6.9%
Other Assets and Liabilities—Net[3]	(1.1)%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 94.2% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2013 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—80.0%
		Alabama—1.7%
$2,500,000		Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds (Series 2012-A), 3.00%, 6/1/2014	$2,566,350
1,000,000		Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds (Series 2012-A), 4.00%, 6/1/2015	1,065,760
6,000,000		Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2013	6,026,280
3,920,000		Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2014	4,122,978
3,485,000		Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009B), 5.00%, 5/1/2013	3,500,264
3,515,000		Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 3.00%, 7/1/2013	3,539,570
39,675,000		Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery)(Series B) ARS(Assured Guaranty Corp. INS), 0.45%, 4/5/2013	39,675,000
4,640,000		Mobile, AL IDB, PCRBs (Series 2007A), 1.65% TOBs (Alabama Power Co.), Mandatory Tender 3/20/2017	4,762,078
		TOTAL	65,258,280
		Alaska—0.3%
7,125,000		Valdez, AK Marine Terminal, Marine Terminal Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2014	7,365,112
4,000,000		Valdez, AK Marine Terminal, Marine Terminal Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2016	4,446,920
		TOTAL	11,812,032
		Arizona—1.5%
7,000,000	[1]	Arizona Health Facilities Authority, Variable Rate Revenue Refunding Bonds (Series 2013A-1), 1.97% TOBs (Phoenix Children's Hospital) Mandatory Tender 2/5/2020	7,124,530
5,000,000		Arizona State, COPs (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2014	5,330,450
10,000,000		Coconino County, AZ Pollution Control Corp., PCRBs (Series 1994A), 3.625% TOBs (Arizona Public Service Co.), Mandatory Tender 7/13/2013	10,060,700
3,125,000		Navajo County, AZ Pollution Control Corp., PCR Refunding Bonds (Series 2009A), 1.25% TOBs (Arizona Public Service Co.), Mandatory Tender 5/30/2014	3,144,500
1,500,000		Pima County, AZ Sewer System, Revenue Refunding Bonds (Series 2011A), 5.00%, 7/1/2013	1,518,585
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Arizona—continued
$2,000,000		Pima County, AZ Sewer System, Revenue Refunding Bonds (Series 2011A), 5.00%, 7/1/2014	$2,116,920
25,000,000		Yavapai County, AZ IDA Solid Waste Disposal, 0.45% TOBs (Republic Services, Inc.), Mandatory Tender 6/1/2013	25,000,000
5,140,000	[2,3]	Yavapai County, AZ IDA Solid Waste Disposal, 0.85% TOBs (Waste Management, Inc.), Mandatory Tender 3/3/2014	5,137,687
		TOTAL	59,433,372
		Arkansas—0.3%
2,295,000		Beaver Water District of Benton and Washington Counties, AR, Revenue Refunding Bonds (Series 2010), 3.00%, 11/15/2013	2,334,084
8,000,000		Jefferson County, AR, PCR Refunding Bonds (Series 2013), 1.55% (Entergy Arkansas, Inc.), 10/1/2017	8,079,200
		TOTAL	10,413,284
		California—6.2%
12,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Area Toll Bridge Revenue Bonds (Series 2008D-1 Index Rate), 1.006% TOBs Mandatory Tender 8/1/2017	12,053,760
15,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007A-1), 0.82% TOBs Mandatory Tender 10/1/2019	15,027,750
9,905,000	[1]	California Educational Facilities Authority, Variable Rate Refunding Revenue Bonds (Series 2010B), 0.92% (Loyola Marymount University), 10/1/2015	9,914,311
3,770,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	3,820,593
4,715,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008B), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,778,275
4,715,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008C), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,778,275
3,865,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.50% (St. Joseph Health System), 7/1/2013	3,905,853
3,800,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 5.00% (St. Joseph Health System), 7/1/2014	4,013,712
10,000,000		California Health Facilities Financing Authority, Variable Rate Refunding Revenue Bonds (Series 2009C), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/16/2014	10,642,100
6,000,000		California Municipal Finance Authority, Revenue Bonds, 0.45% TOBs (Republic Services, Inc.), Mandatory Tender 7/1/2013	6,000,000
4,000,000	[2,3]	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 0.70% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2014	3,997,120
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$3,200,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 3.625% (Waste Management, Inc.), 6/1/2018	$3,310,144
5,000,000		California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A), 1.875% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2015	5,080,550
8,000,000		California PCFA, Solid Waste Refunding Revenue Bonds (Series 2010B), 0.40% TOBs (Republic Services, Inc.), Mandatory Tender 5/1/2013	7,999,840
10,000,000		California State, (Series A-2), 2.50% RANs, 6/20/2013	10,053,000
30,000,000		California State, GO Refunding Bonds, 3.00%, 9/1/2013	30,357,600
2,625,000		California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	2,781,188
7,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 0.87%, 5/1/2017	7,011,970
9,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 1.02%, 5/1/2018	9,019,350
8,250,000		California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2014	8,580,908
11,000,000		California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2015	11,925,320
60,000,000	[1]	California Statewide, Revenue Bonds (Series 2012C), 1.07% TOBs (Kaiser Permanente) Mandatory Tender 5/1/2017	60,273,000
10,000,000	[1]	East Bay Municipal Utility District, CA Wastewater System, Revenue Refunding Bonds (Series 2011A), 0.44% TOBs, Mandatory Tender 7/8/2015	10,000,400
		TOTAL	245,325,019
		Colorado—0.5%
100,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Original Issue Yield: 4.50%), 12/1/2015	100,106
4,100,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	4,403,769
15,430,000		E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Term Rate Bonds)(Series 2011A), 2.84% TOBs Mandatory Tender 9/1/2014	15,496,658
		TOTAL	20,000,533
		Connecticut—2.6%
12,000,000		Connecticut Development Authority, PCR Refunding Bonds (Series 2011B), 1.25% TOBs (Connecticut Light & Power Co.) Mandatory Tender 9/3/2013	12,049,320
4,020,000		Connecticut State, Economic Recovery UT GO Notes, 5.00%, 1/1/2014	4,166,770
15,585,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2011C), 0.77%, 5/15/2016	15,693,316
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—continued
$8,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.34%, 4/15/2014	$8,518,700
4,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.52%, 4/15/2015	4,511,880
5,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.65%, 4/15/2016	5,030,550
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.80%, 4/15/2017	4,020,280
4,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 1.00%, 4/15/2018	4,524,075
3,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.41%, 9/15/2015	3,501,540
3,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.55%, 9/15/2016	3,000,930
1,875,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.64%, 9/15/2017	1,881,375
2,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.89%, 9/15/2018	2,511,200
4,675,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.46%, 3/1/2017	4,677,571
2,875,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.54%, 3/1/2018	2,877,013
2,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.67%, 3/1/2019	2,001,760
6,355,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.75%, 3/1/2020	6,364,405
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.85%, 3/1/2021	4,007,120
3,065,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.95%, 3/1/2022	3,069,751
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.00%, 3/1/2023	1,502,550
2,050,000		West Haven, CT, 3.00% BANs, 5/30/2013	2,056,150
600,000		West Haven, CT, UT GO Bonds, 3.00% (Assured Guaranty Municipal Corp. INS), 8/1/2015	616,152
2,000,000		West Haven, CT, UT GO Bonds, 4.00% (Assured Guaranty Municipal Corp. INS), 8/1/2017	2,148,680
1,000,000		West Haven, CT, UT GO Bonds, 4.00%, 8/1/2013	1,008,690
500,000		West Haven, CT, UT GO Bonds, 4.00%, 8/1/2014	516,675
2,500,000		West Haven, CT, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 8/1/2016	2,745,450
		TOTAL	103,001,903
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		District Of Columbia—1.6%
$10,000,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011B), 0.72%, 12/1/2015	$10,000,900
13,285,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011B), 0.87%, 12/1/2017	13,286,196
10,000,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011E), 0.72%, 12/1/2015	10,000,900
3,000,000		District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2013	3,001,200
15,150,000	[1]	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Multimodal Revenue Bonds (Series 2012B-1), 0.60% TOBs Mandatory Tender 6/1/2015	15,163,483
12,000,000	[1]	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Multimodal Revenue Bonds (Series 2012B-2), 0.70% TOBs Mandatory Tender 6/1/2016	12,001,560
		TOTAL	63,454,239
		Florida—5.4%
54,610	[4]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	14,472
52,295,000	[1]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2010A-3), 1.87% (Citizens Property Insurance Coastal Account), 6/1/2013	52,434,628
30,000,000	[1]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2011A-3), 1.77% (Citizens Property Insurance Coastal Account)/(Assured Guaranty Municipal Corp. INS), 6/1/2014	30,178,200
25,000,000	[1]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2012A-3), 1.37% (Citizens Property Insurance PLA/CLA Accounts), 6/1/2015	25,162,750
7,500,000		Escambia County, FL Solid Waste Disposal, Revenue Bonds (First Series 2009), 1.35% TOBs (Gulf Power Co.), Mandatory Tender 6/2/2015	7,604,325
6,350,000		Escambia County, FL, PCR Refunding Bonds (Series 2003), 1.55% TOBs (Gulf Power Co.) Mandatory Tender 6/15/2016	6,461,188
14,000,000		Florida State Board of Education, UT GO Capital Outlay Refunding Bonds (Series 2011A), 5.00% (Florida State), 6/1/2014	14,787,780
5,000,000	[1]	Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.22%, 10/1/2014	5,042,400
21,740,000	[1]	Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2012), 0.87%, 10/1/2017	21,868,701
1,600,000		Lee County, FL HFA, (Series 2012), 0.65% (Rolling Green, Ltd)/(United States Treasury COL), 5/1/2014	1,600,512
6,250,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2007), 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 11/3/2014	6,391,000
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$4,000,000	Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2008), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2014	$4,081,800
15,000,000	Miami-Dade County, FL School Board, COPs (Series 2011A), 5.00% TOBs, Mandatory Tender 5/1/2014	15,705,900
5,200,000	Miami-Dade County, FL School Board, COPs (Series 2011B), 5.00% TOBs, Mandatory Tender 5/1/2016	5,822,180
500,000	Miami-Dade County, FL Transit System, Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2017	581,235
615,000	Miami-Dade County, FL Transit System, Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2019	736,001
2,300,000	Okeechobee County, FL, 0.65% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2013	2,300,276
2,000,000	Orange County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2009), 5.00% (Orlando Health, Inc.), 10/1/2013	2,046,520
1,500,000	Orlando & Orange County Expressway Authority, FL, Refunding Revenue Bonds (Series 2012A), 5.00%, 7/1/2017	1,744,395
10,025,000	St. Petersburg, FL HFA, (Series B) ARS (All Children's Hospital)/(AMBAC INS), 0.400%, 4/5/2013	10,025,000
	TOTAL	214,589,263
	Georgia—1.7%
500,000	Atlanta, GA Airport General Revenue, Airport General Revenue Bonds (Series 2010A), 4.00%, 1/1/2015	530,505
1,000,000	Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2015	1,079,960
11,000,000	Burke County, GA Development Authority, PCRBs (Fourth Series 1994), 1.20% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2014	11,069,630
9,000,000	Burke County, GA Development Authority, PCRBs (Fourth Series 1995), 1.20% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2014	9,056,970
13,000,000	Burke County, GA Development Authority, PCRBs (Second Series 2008), 1.40% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2015	13,194,220
4,000,000	Burke County, GA Development Authority, PCRBs (Series 1995), 2.30% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2014	4,068,680
14,250,000	Burke County, GA Development Authority, PCRBs (Series 2012), 1.25% TOBs (Georgia Transmission Corporation Vogtle Project), Mandatory Tender 5/1/2015	14,458,050
4,500,000	Cobb County, GA Development Authority, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2014	4,588,650
3,245,000	Decatur County-Bainbridge, GA IDA, Revenue Bonds, 3.00% TOBs (John B. Sanifilippo & Son)/(Bank of America N.A. LOC) Mandatory Tender 6/1/2013	3,250,776
2,000,000	Municipal Electric Authority of Georgia, General Resolution Senior General Power Revenue Bonds (Series 2012B), 5.00%, 1/1/2017	2,296,740
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Georgia—continued
$400,000	Municipal Electric Authority of Georgia, Project One Power Revenue Bonds (Series GG), 5.00%, 1/1/2017	$459,348
1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2011A), 5.00%, 1/1/2014	1,035,180
1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2011A), 5.00%, 1/1/2015	1,077,750
1,400,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2013	1,432,522
	TOTAL	67,598,981
	Illinois—5.9%
10,325,000	Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2010B), 5.00% TOBs, Mandatory Tender 1/1/2015	11,065,509
9,460,000	Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2014	9,794,979
15,980,000	Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2015	17,199,114
21,030,000	Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2016	23,416,274
18,455,000	Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2017	21,141,494
17,585,000	Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2018	20,436,056
10,000,000	Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2016	10,862,600
10,400,000	Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2017	11,531,624
10,815,000	Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2018	12,073,109
4,000,000	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds (Series 2010), 2.125% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 7/1/2014	4,078,880
1,260,000	Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2015	1,339,884
1,000,000	Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2016	1,070,030
7,000,000	Illinois Finance Authority, Revenue Bonds (Series 2012E), 5.00% TOBs (Ascension Health Alliance Senior Credit Group) Mandatory Tender 5/1/2015	7,648,410
4,530,000	Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2013	4,576,976
2,000,000	Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2014	2,115,540
2,000,000	Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2015	2,202,980
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$2,000,000	Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2016	$2,283,800
12,705,000	Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2015	13,586,092
4,975,000	Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	5,668,465
5,000,000	Illinois State, UT GO Bonds (Series March 2012), 4.00%, 3/1/2014	5,152,450
4,350,000	Illinois State, UT GO Bonds (Series March 2012), 4.00%, 3/1/2015	4,595,775
20,000,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 3.00%, 8/1/2013	20,172,200
1,900,000	Illinois State, UT GO Refunding Bonds, 5.00% (United States Treasury COL), 1/1/2014	1,968,172
6,100,000	Illinois State, UT GO Refunding Bonds, 5.00%, 1/1/2014	6,300,812
2,300,000	Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2016	2,557,255
5,000,000	Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2017	5,641,950
3,000,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 4.00%, 6/1/2013	3,018,750
	TOTAL	231,499,180
	Indiana—2.3%
6,025,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2001A-1), 1.50% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 8/1/2014	6,104,409
7,525,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-10), 4.00% TOBs (Ascension Health Alliance Subordinate Credit Group ), Mandatory Tender 6/1/2016	8,260,945
700,000	Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.00%, 1/1/2017	804,972
1,000,000	Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.00%, 1/1/2018	1,176,740
33,000,000	Indiana State EDA, (Series A), 0.50% TOBs (Republic Services, Inc.), Mandatory Tender 6/3/2013	33,000,000
4,000,000	Indiana State EDA, (Series B), 0.40% TOBs (Republic Services, Inc.), Mandatory Tender 6/3/2013	4,000,000
10,000,000	Indiana State Finance Authority, Health Facility Revenue BANs (Series 2013A), 2.20% (Cameron Memorial Community Hospital, Inc.), 2/1/2016	10,015,100
2,250,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2011N), 3.00% (Indiana University Health Obligated Group), 3/1/2014	2,304,315
1,500,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2011N), 4.00% (Indiana University Health Obligated Group), 3/1/2015	1,597,575
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$5,000,000		Indiana State Finance Authority, Second Lien Water Utility Revenue Bonds (Series 2011B), 3.00% (Citizens Energy Group), 10/1/2014	$5,181,050
15,000,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% (BP PLC), 1/1/2016	16,675,950
		TOTAL	89,121,056
		Kansas—0.1%
200,000		Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 5.00% (Adventist Health System/Sunbelt Obligated Group), 11/15/2013	205,794
3,000,000		Olathe, KS, Health Facilities Revenue Bonds (Series 2012B), 2.00% TOBs (Olathe Medical Center) Mandatory Tender 3/1/2017	3,045,960
2,000,000		Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 5.00% (Via Christi Health System, Inc.), 11/15/2013	2,056,260
		TOTAL	5,308,014
		Kentucky—0.6%
6,000,000		Kentucky EDFA, (Series A), 0.50% TOBs (Republic Services, Inc.), Mandatory Tender 6/3/2013	6,000,000
13,545,000		Kentucky EDFA, (Series B), 0.40% TOBs (Republic Services, Inc.), Mandatory Tender 6/3/2013	13,545,000
5,835,000		Louisville & Jefferson County, KY Metropolitan Government, PCRBs (Series 2003A), 1.65% TOBs (Louisville Gas & Electric Co.), Mandatory Tender 4/3/2017	5,961,853
		TOTAL	25,506,853
		Louisiana—1.2%
21,490,000	[1]	East Baton Rouge Sewerage Commission, Revenue Bonds (Series 2011A), 0.9426% TOBs Mandatory Tender 8/1/2014	21,490,860
15,000,000	[1]	Louisiana State Gas & Fuels Second Lien, Tax Second Lien Revenue Bonds (Series 2009A-1), 0.87% TOBs, Mandatory Tender 6/1/2013	15,006,900
10,000,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2007B-2A), 2.125% TOBs (Loop LLC), Mandatory Tender 10/1/2015	10,165,700
		TOTAL	46,663,460
		Maryland—1.1%
18,830,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds (Series 2011B), 1.2865% TOBs (Johns Hopkins Hospital) Mandatory Tender 11/15/2016	19,127,514
24,000,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2012C), 0.9665% TOBs (Johns Hopkins Hospital) Mandatory Tender 11/15/2017	24,120,720
		TOTAL	43,248,234
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—4.6%
$5,000,000	[1]	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.65%, 2/1/2014	$5,009,050
13,815,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.52%, 2/1/2015	13,813,757
23,000,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.57%, 9/1/2015	23,059,340
15,000,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.60%, 2/1/2016	15,000,600
4,000,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.64%, 9/1/2016	4,000,000
20,000,000	[1]	Commonwealth of Massachusetts, UT GO Bonds (Series 2012D), 0.46%, 1/1/2017	20,009,000
10,000,000	[1]	Commonwealth of Massachusetts, UT GO Bonds (Series 2012D), 0.55%, 1/1/2018	10,005,400
8,000,000	[1]	Commonwealth of Massachusetts, UT GO Refunding Bonds (Series 2011A), 0.60%, 2/1/2014	8,000,000
3,500,000	[1]	Commonwealth of Massachusetts, UT GO Refunding Bonds (Series 2011A), 0.78%, 2/1/2015	3,500,000
10,000,000	[1]	Commonwealth of Massachusetts, UT GO Refunding Bonds (SIFMA Index Bonds) (Series 2013A), 0.48%, 2/1/2017	10,054,700
29,875,000	[1]	Massachusetts Development Finance Agency, Revenue Bonds (Series 2011K-3), 0.77% TOBs (Partners Healthcare Systems) Mandatory Tender 1/30/2014	29,873,506
15,000,000	[1]	Massachusetts Development Finance Agency, Variable Rate Revenue Bonds (Series 2011N), 0.62% TOBs (Williams College, MA) Mandatory Tender 7/1/2014	15,025,500
2,420,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2013	2,449,935
1,250,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2014	1,323,150
1,000,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2015	1,100,920
6,000,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2013	6,072,420
6,250,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2014	6,608,812
3,250,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2015	3,558,295
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—continued
$1,500,000		Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds (Series 1999B), 3.40% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2015	$1,529,835
2,125,000		Massachusetts State HFA, Construction Loan Notes (Series 2012F), 0.65%, 12/1/2014	2,127,338
		TOTAL	182,121,558
		Michigan—3.0%
15,500,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999B-4), 0.90% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/16/2015	15,641,670
5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999B-4), 1.50% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/1/2017	5,097,350
2,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2015	2,232,100
6,665,000		Michigan State Hospital Finance Authority, Variable Rate Revenue Bonds (Series 1999B-3), 2.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 8/1/2014	6,809,964
8,250,000		Michigan State Strategic Fund, Revenue Bonds, 3.20% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2013	8,308,988
26,650,000		Michigan Strategic Fund, Adjustable Rate Demand Limited Obligation Refunding Revenue Bonds (Series 1995C), 2.125% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2016	27,402,063
7,320,000		Monroe County, MI EDC, Adjustable Rate Demand LT Obligation Refunding Revenue Bonds (Series 1992-CC), 2.35% TOBs (Detroit Edison Co.), Mandatory Tender 4/1/2014	7,424,822
25,000,000	[1]	Saline, MI Area Schools, UT GO Refunding Bonds (Series 2012), 0.67% TOBs (Q-SBLF GTD) Mandatory Tender 11/1/2015	25,000,000
20,000,000	[1]	University of Michigan Regents, General Revenue Bonds (Series 2012F), 0.52% TOBs Mandatory Tender 4/1/2016	20,002,600
		TOTAL	117,919,557
		Minnesota—0.1%
3,020,000		Chaska, MN ISD No.112, UT GO Bonds, 3.50% (Minnesota State GTD), 2/1/2014	3,104,107
		Mississippi—0.4%
4,000,000		Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2002), 2.85% TOBs (Waste Management, Inc.), Mandatory Tender 3/3/2014	4,076,440
12,000,000	[1]	Mississippi State, UT GO Refunding Bonds (Series 2012D), 0.65%, 9/1/2017	12,013,080
		TOTAL	16,089,520
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Missouri—0.2%
$3,780,000	Missouri State Environmental Improvement & Energy Resources Authority, Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.25% (Kansas City Power And Light Co.), 7/1/2017	$3,778,450
1,000,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 4.00% (St. Louis, MO), 2/15/2014	1,031,380
1,000,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2015	1,074,600
2,000,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2016	2,210,620
	TOTAL	8,095,050
	Nebraska—0.1%
200,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.00%, 1/1/2014	204,226
750,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.00%, 1/1/2016	799,800
250,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2015	265,752
500,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2017	559,115
750,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2017	866,385
	TOTAL	2,695,278
	Nevada—0.0%
1,750,000	Clark County, NV Airport System, Passenger Facility Charge Refunding Revenue Bonds (Series 2010F-1), 4.00%, 7/1/2013	1,766,835
	New Hampshire—0.1%
5,000,000	New Hampshire Business Finance Authority, PCR Refunding Bonds (Series 2010A), 4.50% TOBs (United Illuminating Co.), Mandatory Tender 7/1/2015	5,304,200
	New Jersey—4.8%
6,913,250	Burlington, NJ, (Series A), 2.00% BANs, 6/19/2013	6,933,644
3,250,000	Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	3,348,800
750,000	Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 3.375% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	775,822
10,000,000	Kearny, NJ, 2.00% TANs, 4/30/2013	10,006,600
1,438,000	Lyndhurst Township, NJ, 1.50% BANs, 2/14/2014	1,443,738
12,955,000	Lyndhurst Township, NJ, 1.50% BANs, 9/20/2013	12,992,958
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$3,320,000		Lyndhurst Township, NJ, 1.75% BANs, 3/20/2014	$3,345,498
4,000,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2013	4,040,120
4,000,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2014	4,208,920
13,000,000	[1]	New Jersey EDA, School Facilities Construction Bonds (Series 2012G), 0.70% (New Jersey State), 2/1/2015	13,017,160
18,500,000	[1]	New Jersey EDA, School Facilities Construction Bonds (Series 2012H), 1.02% (New Jersey State), 2/1/2017	18,537,000
82,100,000	[1]	New Jersey EDA, School Facilities Construction Revenue Refunding Bonds (Series E), 1.82% (New Jersey State), 2/1/2016	84,026,066
1,000,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 4.00% (Meridian Health System Obligated Group), 7/1/2013	1,009,570
1,250,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2014	1,321,275
1,500,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2015	1,643,895
2,000,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2016	2,262,700
1,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 4.00% (New Jersey State), 6/15/2013	1,008,150
1,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2014	1,056,710
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2015	2,197,180
5,000,000		Newark, NJ, (Series D), 2.00% BANs, 12/11/2013	5,024,550
5,985,000		Plainfield, NJ, 1.75% BANs, 9/11/2013	6,005,768
3,800,000		Ventnor, NJ, (Series 2012A), 2.00% BANs, 12/16/2013	3,829,678
		TOTAL	188,035,802
		New Mexico—0.1%
3,000,000		Farmington, NM, PCRBs (Series 1994C), 2.875% TOBs (Arizona Public Service Co.), Mandatory Tender 10/10/2013	3,038,100
		New York—8.8%
12,668,802		Amsterdam, NY, 2.00% BANs, 8/8/2013	12,716,310
2,000,000		Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2013	2,008,780
1,500,000		Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2014	1,577,010
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$10,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2008B-3c) (Floating Rate Tender Notes), 0.80% TOBs (MTA Dedicated Tax Fund) Mandatory Tender 11/1/2014	$10,009,100
5,830,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2011A), 4.00% (MTA Dedicated Tax Fund), 11/15/2014	6,180,616
8,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3), 0.87% (MTA Dedicated Tax Fund), 11/1/2017	8,020,640
14,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3b), 1.02% (MTA Dedicated Tax Fund), 11/1/2018	14,030,660
15,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3c), 1.07% (MTA Dedicated Tax Fund), 11/1/2019	15,007,200
18,900,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-2), 0.67% TOBs (MTA Transportation Revenue) Mandatory Tender 11/1/2015	18,899,055
24,750,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-3), 0.84% TOBs (MTA Transportation Revenue) Mandatory Tender 11/1/2016	24,738,120
18,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-4), 0.98% TOBs (MTA Transportation Revenue) Mandatory Tender 11/1/2017	17,980,560
10,000,000		Nassau County, NY, (Series 2013A), 2.00% BANs, 2/5/2014	10,136,100
30,500,000		Nassau County, NY, (Series B), 2.00% TANs, 9/30/2013	30,779,380
14,000,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.49%, 8/1/2021	14,004,480
15,000,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.58%, 8/1/2021	15,020,700
12,700,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.66%, 8/1/2025	12,730,099
5,500,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2015	6,083,330
6,040,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2016	6,896,713
12,395,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2017	14,559,787
7,585,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2014	8,067,254
14,625,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2016	16,699,410
13,275,000		New York State Dormitory Authority, Revenue Bonds (Series 2011A), 5.00% (School District Financing Program), 10/1/2015	14,650,954
3,500,000		New York State Environmental Facilities Corp., (Series A), 0.55% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2013	3,500,385
4,175,000		New York State Thruway Authority, Revenue Bonds (Series 2011A), 4.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2014	4,329,517
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$5,000,000		New York State Thruway Authority, Revenue Bonds (Series 2011A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2015	$5,458,150
10,000,000		New York State, Refunding UT GO Bonds (Series 2011C), 5.00%, 9/1/2014	10,701,400
30,000,000		Suffolk County, NY, (Series 2013), 2.00% TANs, 8/14/2013	30,167,400
10,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2011A), 5.00%, 1/1/2015	10,818,000
2,190,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2011A), 5.00%, 1/1/2016	2,460,903
		TOTAL	348,232,013
		North Carolina—3.1%
70,000,000		North Carolina Capital Facilities Finance Agency, (Series A), 0.45% TOBs (Republic Services, Inc.), Mandatory Tender 6/1/2013	70,000,000
5,570,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2015	6,012,314
1,500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2016	1,679,385
4,500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2017	5,174,820
2,855,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2010A), 5.00%, 1/1/2015	3,081,715
2,970,000	[1]	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2012C), 0.86% TOBs (Wake Forest Baptist Obligated Group) Mandatory Tender 12/1/2017	2,970,535
1,000,000	[1]	North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2010), 5.00% (Wake Forest Baptist Obligated Group), 6/1/2013	1,008,710
20,000,000	[1]	University of North Carolina at Chapel Hill, General Revenue Bonds (Series 2012A), 0.5865% TOBs, Mandatory Tender 12/1/2015	20,024,000
12,750,000	[1]	University of North Carolina at Chapel Hill, General Revenue Bonds (Series 2012A), 0.8865% TOBs, Mandatory Tender 12/1/2017	12,767,085
		TOTAL	122,718,564
		Ohio—2.7%
5,000,000		Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2014	5,342,100
8,000,000		Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009A), 3.875% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	8,236,160
25,890,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006A), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/3/2013	25,951,359
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$20,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009D), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 9/15/2016	$20,186,600
3,000,000		Ohio State Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds (Series 2009), 5.00% (Oberlin College), 10/1/2014	3,208,500
13,000,000	[1]	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011B), 1.37% (University of Dayton), 7/1/2016	13,008,060
4,000,000		Ohio State Water Development Authority, Revenue Bonds, 1.75% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2013	4,010,320
7,350,000		Ohio Waste Development Authority Solid Waste, 0.40% TOBs (Republic Services, Inc.), Mandatory Tender 6/3/2013	7,350,000
2,250,000		Ohio Water Development Authority, 0.60% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2013	2,250,248
5,000,000	[1]	Ohio Water Development Authority, Ohio Water Pollution Control Fund Notes (Series 2012A), 0.52% TOBs, Mandatory Tender 7/15/2015	5,000,350
8,000,000		Ohio Water Development Authority, PCR Refunding Bonds (Series 2010B), 2.20% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/1/2016	8,056,240
3,957,000		Richland County, OH, 2.125% BANs, 1/7/2014	3,977,537
		TOTAL	106,577,474
		Oklahoma—1.4%
280,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Mustang Public Schools), 9/1/2013	282,867
100,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Mustang Public Schools), 9/1/2014	103,236
750,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Mustang Public Schools), 9/1/2016	796,102
1,065,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.50% (Mustang Public Schools), 9/1/2017	1,160,296
1,390,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Mustang Public Schools), 9/1/2018	1,551,935
1,000,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 2.00% (Midwest City-Del City Public Schools), 3/1/2014	1,014,510
1,500,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 2.00% (Midwest City-Del City Public Schools), 3/1/2015	1,536,195
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oklahoma—continued
$4,390,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Midwest City-Del City Public Schools), 3/1/2017	$4,662,356
5,345,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2016	5,791,842
2,750,000		Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 6/2/2014	2,790,948
13,000,000		Oklahoma State Municipal Power Authority, Power Supply System Revenue Bonds (Series 2003A), 1.20% TOBs, Mandatory Tender 1/5/2015	13,086,320
16,805,000	[1]	Oklahoma State Municipal Power Authority, Power Supply System Revenue Refunding Bonds (Series 2005A), 0.87% TOBs, Mandatory Tender 8/1/2013	16,814,747
3,315,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 4.00% (Broken Arrow Public Schools), 9/1/2015	3,575,062
		TOTAL	53,166,416
		Oregon—0.2%
3,000,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 3.00%, 11/1/2016	3,150,900
3,500,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 4.00%, 11/1/2017	3,832,325
2,100,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 5.00%, 11/1/2018	2,432,262
		TOTAL	9,415,487
		Pennsylvania—4.3%
13,200,000	[1]	Allegheny County, PA HDA Authority, Adjustable Rate Hospital Revenue Bonds (Series 2010F), 1.17% TOBs (UPMC Health System), Mandatory Tender 8/1/2013	13,215,048
10,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2013	10,062,300
4,125,000		Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,504,582
10,000,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2006A), 2.20% TOBs (FirstEnergy Solutions Corp.) Mandatory Tender 7/1/2016	10,145,000
7,500,000		Bucks County, PA IDA, Solid Waste Revenue Bonds, 0.875% TOBs (Waste Management, Inc.), Mandatory Tender 2/3/2014	7,494,600
4,500,000		Chester County, PA IDA, Student Housing Revenue Bond Anticipation Notes (Series 2013C-1), 1.60% (University Student Housing LLC), 2/1/2015	4,523,490
5,975,000	[1]	Downingtown Area School District, PA, UT GO Bonds (Series 2010), 0.49% TOBs Mandatory Tender 5/1/2016	5,975,000
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$250,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 3.00% (UPMC Health System), 2/15/2014	$255,892
500,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2015	532,760
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2016	682,213
375,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2017	417,150
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2018	704,038
12,500,000		Pennsylvania EDFA, (Series 2010A), 0.55% TOBs (Republic Services, Inc.), Mandatory Tender 7/1/2013	12,500,000
5,500,000		Pennsylvania EDFA, (Series B), 0.45% TOBs (Republic Services, Inc.), Mandatory Tender 7/1/2013	5,500,000
5,250,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2006A), 2.55% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	5,263,703
3,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009A), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	3,128,370
1,500,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009B), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	1,564,185
3,515,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 5/2/2014	3,578,586
3,035,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2006), 2.75% (Waste Management, Inc.), 9/1/2013	3,062,588
4,500,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2015	4,581,045
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,018,090
7,905,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 3.50% (UPMC Health System), 5/15/2013	7,939,071
12,070,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2009C), 1.17%, 12/1/2014	12,156,180
2,090,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011B), 0.63%, 6/1/2013	2,090,209
5,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011B), 0.77%, 6/1/2014	5,015,100
8,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011D), 0.47%, 12/1/2013	7,999,920
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011D), 0.67%, 12/1/2014	10,001,600
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$10,855,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013A), 0.72%, 12/1/2017	$10,872,042
11,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013A), 0.80%, 12/1/2018	11,024,310
1,765,000	[1]	Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 0.842% (Guthrie Healthcare System, PA), 12/1/2017	1,743,061
		TOTAL	167,550,133
		Rhode Island—0.7%
1,535,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 2.00%, 8/1/2013	1,544,410
2,710,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2014	2,878,589
4,585,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2015	5,055,879
6,970,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 4.00%, 8/1/2013	7,060,331
4,460,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 5.00%, 8/1/2014	4,737,457
4,700,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 5.00%, 8/1/2015	5,182,690
		TOTAL	26,459,356
		South Carolina—0.6%
17,470,000	[1]	Charleston, SC Waterworks and Sewer System, Refunding Revenue Bonds (Series 2007), 0.813% TOBs Mandatory Tender 1/1/2018	17,526,428
2,000,000		South Carolina Jobs-EDA, EDRBs (Series 2008), 2.875% (Waste Management, Inc.), 2/1/2015	2,040,060
5,950,000	[1]	South Carolina Jobs-EDA, Hospital Revenue Bonds (Floating Rate Notes), 0.87% TOBs (Palmetto Health Alliance) Mandatory Tender 8/1/2013	5,931,972
		TOTAL	25,498,460
		Tennessee—1.1%
20,000,000	[1]	Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Refunding Bonds (Series 2012A), 0.52% TOBs (Vanderbilt University) Mandatory Tender 10/1/2015	20,000,000
23,500,000	[1]	Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Refunding Bonds (Series 2012B), 0.72% TOBs (Vanderbilt University) Mandatory Tender 10/1/2017	23,500,000
1,000,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2016	1,138,450
17,784	[4,5,6]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health System, Inc.), 11/1/2011	44
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Tennessee—continued
$16,361	[4,5,6]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health System, Inc.), 11/1/2012	$41
35,567	[4,5]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2013	88
		TOTAL	44,638,623
		Texas—5.5%
1,200,000		Austin, TX Electric Utility System, Revenue Refunding Bonds (Series 2012A), 4.00%, 11/15/2017	1,370,448
2,780,000		Georgetown, TX ISD, 4.75% TOBs, Mandatory Tender 8/1/2015	3,019,636
3,950,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Revenue Bonds (Series 2007), 2.30% TOBs (BP PLC), Mandatory Tender 9/3/2013	3,982,943
1,075,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.32% (Memorial Hermann Health System), 6/1/2014	1,075,021
1,170,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.42% (Memorial Hermann Health System), 6/1/2015	1,170,023
1,045,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.52% (Memorial Hermann Health System), 6/1/2016	1,045,063
3,600,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.62% (Memorial Hermann Health System), 6/1/2017	3,600,324
1,815,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.72% (Memorial Hermann Health System), 6/1/2018	1,815,091
2,250,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.82% (Memorial Hermann Health System), 6/1/2019	2,250,225
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.87% (Memorial Hermann Health System), 6/1/2020	2,000,340
3,710,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.95% (Memorial Hermann Health System), 6/1/2021	3,710,779
1,770,000		Harris County, TX Metropolitan Transit Authority, Sales & Tax Contractual Obligations (Series 2011B), 4.00%, 11/1/2014	1,872,625
3,655,000		Harris County, TX Metropolitan Transit Authority, Sales & Tax Contractual Obligations (Series 2011B), 4.00%, 11/1/2015	3,984,571
25,000,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.71% (Harris County, TX Toll Road Authority), 8/15/2021	25,005,000
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$3,750,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.76% (Harris County, TX Toll Road Authority), 8/15/2021	$3,751,125
3,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 0.67% TOBs Mandatory Tender 6/1/2015	3,004,500
10,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 0.87% TOBs Mandatory Tender 6/1/2017	10,034,100
15,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012C), 0.72% TOBs Mandatory Tender 8/1/2016	15,157,950
1,500,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2013	1,530,390
2,000,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2014	2,131,560
2,795,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2015	3,065,919
1,400,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2013	1,428,364
1,340,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2014	1,428,145
2,600,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2015	2,852,018
7,500,000		Houston, TX ISD, Variable Rate LT Refunding Bonds (Series 2012), 2.00% TOBs (PSFG GTD), Mandatory Tender 6/1/2014	7,631,325
10,000,000		Houston, TX ISD, Variable Rate LT Refunding Bonds (Series 2012), 2.00% TOBs (PSFG GTD), Mandatory Tender 6/1/2015	10,396,000
15,000,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2011B), 5.00% (LCRA Transmission Services Corp.), 5/15/2015	16,449,900
330,000		Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2013	333,775
500,000		Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2014	527,015
1,085,000		Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2015	1,184,722
15,750,000		Mission, TX EDC, Revenue Bonds , 0.45% TOBs (Republic Services, Inc.), Mandatory Tender 7/1/2013	15,750,000
8,060,000	[1]	San Antonio, TX Electric & Gas System, Variable Rate Junior Lien Revenue Refunding Bonds (Series 2012A), 2.00% TOBs, Mandatory Tender 12/1/2014	8,263,193
7,000,000	[1]	San Antonio, TX Electric & Gas System, Variable Rate Junior Lien Revenue Refunding Bonds (Series 2012B), 2.00% TOBs, Mandatory Tender 12/1/2015	7,244,090
7,500,000	[1]	San Antonio, TX Electric & Gas System, Variable Rate Junior Lien Revenue Refunding Bonds (Series 2012C), 2.00% TOBs, Mandatory Tender 12/1/2016	7,800,000
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$7,150,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2013	$7,325,390
14,060,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010B), 5.00% (Texas State), 10/1/2013	14,404,892
19,000,000	Texas State Transportation Commission, First Tier Revenue Refunding Bonds (Series 2012-A), 1.25% TOBs (Central Texas Turnpike System) Mandatory Tender 2/15/2015	19,155,610
	TOTAL	216,752,072
	Utah—0.4%
3,300,000	Box Elder County, UT, PCRBs (Series 1984), 1.50% TOBs (Nucor Corp.) Mandatory Tender 10/1/2013	3,303,399
1,400,000	Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2013	1,425,326
9,000,000	Utah County, UT IDA, Environmental Improvement Revenue Refunding Bonds (Series 2011), 5.375% (United States Steel Corp.), 11/1/2015	9,289,170
	TOTAL	14,017,895
	Virginia—1.6%
10,150,000	Amelia County, VA IDA, (Series 2002), 0.85% TOBs (Waste Industries, Inc.), Mandatory Tender 4/1/2014	10,151,928
1,825,000	Caroline County, VA IDA, Public Facility Lease Revenue BANs (Series 2011), 4.00%, 8/1/2016	1,827,646
4,800,000	Charles City County, VA EDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2004A), 3.125% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2016	5,015,088
2,000,000	Charles City County, VA IDA, Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.875% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2015	2,031,700
8,000,000	Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 1.50% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2014	8,065,920
5,000,000	Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 2.50% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2014	5,090,800
4,935,000	Norfolk, VA, GO BANs (Series 2011A), 3.00%, 1/1/2014	4,980,649
615,000	Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2015	675,602
2,000,000	Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2016	2,259,240
2,335,000	Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2017	2,706,989
6,580,000	Smyth County, VA, GO Literary Loan Anticipation Notes (Series 2011B), 3.00% (United States Treasury PRF 11/1/2013@100), 5/1/2016	6,653,235
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—continued
$10,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 2.375% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD) Mandatory Tender 10/1/2016	$10,249,600
3,570,000		York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	3,685,240
		TOTAL	63,393,637
		Washington—0.7%
2,165,000		Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00% (United States Treasury COL), 7/1/2013	2,191,868
12,500,000		Port of Bellingham, WA Industrial Development Corp., Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2016	13,896,625
5,000,000	[2,3]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/2/2014	5,046,000
7,500,000	[2,3]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2008), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/2/2014	7,569,000
		TOTAL	28,703,493
		West Virginia—1.7%
8,500,000		Mason County, WV, PCRBs (Series L), 2.00% TOBs (Appalachian Power Co.), Mandatory Tender 10/1/2014	8,639,740
5,000,000		West Virginia EDA, PCR Refunding Bonds (Series 2008D), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	5,078,550
10,000,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.125% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	10,308,200
16,500,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds Series (2011A), 2.00% TOBs (Appalachian Power Co.) Mandatory Tender 9/1/2016	16,795,680
845,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 4.00% (West Virginia University), 10/1/2013	860,954
375,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 4.00% (West Virginia University), 10/1/2015	407,036
800,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 5.00% (West Virginia University), 10/1/2014	855,472
700,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 5.00% (West Virginia University), 10/1/2015	777,210
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		West Virginia—continued
$21,225,000	[1]	West Virginia University Board of Governors, University Improvement Variable Rate Revenue Bonds (Series 2011C), 0.77% TOBs (West Virginia University) Mandatory Tender 10/1/2014	$21,243,466
		TOTAL	64,966,308
		Wisconsin—0.7%
12,000,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2009B), 4.75% TOBs (Aurora Health Care, Inc.), Mandatory Tender 8/15/2014	12,556,920
500,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 2.50% (Gundersen Lutheran), 10/15/2013	505,800
760,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2014	810,289
4,000,000		Wisconsin State Petroleum Inspection Fee, Revenue Refunding Bonds (2009 Series 1), 5.00%, 7/1/2013	4,049,880
2,000,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2013	2,016,820
2,420,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2014	2,516,873
3,500,000		Wisconsin State, GO Refunding Bonds (Series 2011-1), 5.00%, 5/1/2014	3,681,230
		TOTAL	26,137,812
		Wyoming—0.1%
4,200,000		Albany County, WY, PCRBs (Series 1985), 1.75% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/2/2013	4,191,642
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $3,129,574,962)	3,152,823,095
		SHORT-TERM MUNICIPALS—21.1%[7]
		Alabama—0.6%
1,390,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 1.73%, 4/4/2013	1,390,000
900,000		Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham LOC), 1.50%, 4/4/2013	900,000
14,710,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 1.41%, 4/4/2013	14,710,000
4,775,000		Gulf Shores, AL Medical Clinic Board, (Series 2007) Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 0.62%, 4/4/2013	4,775,000
625,000		Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Regions Bank, Alabama LOC), 2.34%, 4/5/2013	625,000
		TOTAL	22,400,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[7]
		Colorado—0.6%
$3,500,000		Denver (City & County), CO, (Series 2007G-1) Daily VRDNs (Denver, CO City & County Airport Authority)/(Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.34%, 4/1/2013	$3,500,000
20,150,000		Southglenn Metropolitan District, CO, (Series 2007) Weekly VRDNs (BNP Paribas SA LOC), 0.76%, 4/4/2013	20,150,000
		TOTAL	23,650,000
		Florida—0.4%
8,250,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.15%, 4/1/2013	8,250,000
6,500,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(H.J. Heinz Co. GTD), 0.86%, 4/4/2013	6,500,000
		TOTAL	14,750,000
		Georgia—1.3%
5,440,000		Bartow County, GA Development Authority, (Series 2002) Weekly VRDNs (Somerset Cove Apartments, LP)/(Compass Bank, Birmingham LOC), 1.07%, 4/4/2013	5,440,000
7,970,000		Clayton County, GA Housing Authority, (Series 2004: Ashton Walk Apartments) Weekly VRDNs (Ashton Forest Park LP)/(Regions Bank, Alabama LOC), 0.85%, 4/4/2013	7,970,000
5,695,000		Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 0.89%, 4/4/2013	5,695,000
3,760,000		Fulton County, GA IDA, (Series 2005) Weekly VRDNs (Phoenix Stamping Group LLC)/(Federal Home Loan Bank of Atlanta LOC), 0.32%, 4/4/2013	3,760,000
15,830,000	[2,3]	Metropolitan Atlanta Rapid Transit Authority, GA, P-FLOATs (Series PT-4042) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.47%, 4/4/2013	15,830,000
12,900,000		Walker, Dade & Catoosa Counties, GA Hospital Authority, (Series 2008) Weekly VRDNs (Hutcheson Medical Center, Inc.)/(Regions Bank, Alabama LOC), 0.62%, 4/4/2013	12,900,000
		TOTAL	51,595,000
		Illinois—2.8%
5,000,000	[2,3]	Illinois Finance Authority, ROCs (Series 11503) Weekly VRDNs (Resurrection Health Care Corp.)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.37%, 4/4/2013	5,000,000
85,000,000		Illinois State Toll Highway Authority, (Series 2008A-1A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.49%, 4/4/2013	85,000,000
21,000,000		Illinois State Toll Highway Authority, (Series 2008A-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.55%, 4/4/2013	21,000,000
		TOTAL	111,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[7]
		Indiana—0.6%
$22,250,000		Indiana State Finance Authority Environmental Revenue, (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.60%, 4/3/2013	$22,250,000
		Kentucky—0.2%
9,300,000		Warren County, KY, (Series 2008) Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 0.30%, 4/4/2013	9,300,000
		Louisiana—3.2%
17,000,000		Ascension Parish, LA IDB, (Series 2011) Weekly VRDNs (Impala Warehousing LLC)/(Natixis LOC), 0.53%, 4/4/2013	17,000,000
8,525,000		Louisiana Public Facilities Authority Weekly VRDNs (Grigsby Properties, LLC)/(Regions Bank, Alabama LOC), 0.62%, 4/4/2013	8,525,000
38,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.56%, 4/4/2013	38,500,000
61,700,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.28%, 4/3/2013	61,700,000
		TOTAL	125,725,000
		Massachusetts—1.2%
14,885,000	[2,3]	Commonwealth of Massachusetts, DCL Floater Certificates (Series 2008-042) Daily VRDNs (Dexia Credit Local LIQ), 0.25%, 4/1/2013	14,885,000
6,575,000		Massachusetts IFA, (Series 1992B), 0.40% CP (New England Power Co.), Mandatory Tender 4/1/2013	6,575,000
24,000,000		Massachusetts IFA, (Series 1992B), 0.40% CP (New England Power Co.), Mandatory Tender 4/10/2013	24,000,000
		TOTAL	45,460,000
		Mississippi—0.5%
13,900,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 0.62%, 4/4/2013	13,900,000
3,985,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 0.70%, 4/4/2013	3,985,000
		TOTAL	17,885,000
		Multi State—0.3%
13,215,000	[2,3]	ROCs Pooled Trust (Multistate AMT) Series 13001CE, ROCs (Series 13001CE) Weekly VRDNs (Citigroup, Inc. GTD)/(Citigroup, Inc. LIQ), 1.00%, 4/4/2013	13,215,000
		Nevada—1.0%
25,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.35%, 4/3/2013	25,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[7]
		Nevada—continued
$15,100,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-3) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.36%, 4/3/2013	$15,100,000
		TOTAL	40,100,000
		New Hampshire—0.7%
28,800,000		New Hampshire Business Finance Authority, (Series 1990B), 0.50% CP (New England Power Co.), Mandatory Tender 6/13/2013	28,800,576
		New Jersey—1.2%
2,850,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 1.00%, 4/4/2013	2,850,000
8,225,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 0.58%, 4/5/2013	8,225,000
8,225,000		New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 0.58%, 4/5/2013	8,225,000
26,200,000		New Jersey EDA, (Series 2003B) Weekly VRDNs (Port Newart Container Terminal LLC)/(Sovereign Bank LOC), 1.63%, 4/4/2013	26,200,000
		TOTAL	45,500,000
		North Carolina—0.7%
15,500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.29%, 4/3/2013	15,500,000
13,970,000	[2,3]	North Carolina Eastern Municipal Power Agency, P-FLOATs (Series PT-4112) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.57%, 4/4/2013	13,970,000
		TOTAL	29,470,000
		Ohio—0.2%
6,100,000		Evendale, OH, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(Nucor Corp. GTD), 0.34%, 4/3/2013	6,100,000
		Pennsylvania—3.1%
60,715,000		Luzerne County, PA, (Series A of 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.58%, 4/4/2013	60,715,000
10,680,000		New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson Memorial Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.34%, 4/3/2013	10,680,000
49,250,000		Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.31%, 4/4/2013	49,250,000
		TOTAL	120,645,000
		South Carolina—0.1%
5,000,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.34%, 4/3/2013	5,000,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[7]
	Tennessee—0.8%
$18,090,000	Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A) Daily VRDNs (Cumberland County, TN)/(KBC Bank N.V. LOC), 0.39%, 4/1/2013	$18,090,000
1,400,000	Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 1.00%, 4/4/2013	1,400,000
14,000,000	Memphis-Shelby County, TN Industrial Development Board—PCRBs, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(Nucor Corp. GTD), 0.34%, 4/3/2013	14,000,000
	TOTAL	33,490,000
	Vermont—1.1%
7,550,000	Vermont HFA, (Series 21) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.25%, 4/3/2013	7,550,000
8,600,000	Vermont HFA, (Series A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of New York Mellon LIQ), 0.25%, 4/3/2013	8,600,000
13,800,000	Vermont HFA, SFH Bonds (Series 22C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.25%, 4/3/2013	13,800,000
14,500,000	Vermont HFA, SFH Bonds (Series 23) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.25%, 4/3/2013	14,500,000
	TOTAL	44,450,000
	Virginia—0.5%
21,450,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 0.70% CP (Virginia Electric & Power Co.), Mandatory Tender 4/9/2013	21,450,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	832,235,576
	TOTAL MUNICIPAL INVESTMENTS—101.1% (IDENTIFIED COST $3,961,810,538)[8]	3,985,058,671
	OTHER ASSETS AND LIABILITIES - NET—(1.1)%[9]	(43,966,752)
	TOTAL NET ASSETS—100%	$3,941,091,919
Semi-Annual Shareholder Report

Securities that are subject to the federal alternative minimum tax (AMT) represent 12.7% of the portfolio as calculated based upon total market value.
1	Floating rate note with current rate and maturity or tender date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2013, these restricted securities amounted to $84,649,807, which represented 2.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2013, these liquid restricted securities amounted to $84,649,807, which represented 2.1% of total net assets.
4	Non-income producing security.
5	Security in default.
6	Principal amount and interest were not paid upon final maturity.
7	Current rate and next reset date shown for Variable Rate Demand Notes.
8	At March 31, 2013, the cost of investments for federal tax purposes amounts to $3,961,463,851.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2013, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at the fair value.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
AMT	—Alternative Minimum Tax
ARS	—Auction Rate Securities
BANs	—Bond Anticipation Notes
COL	—Collateralized
COPs	—Certificates of Participation
CP	—Commercial Paper
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
EDRBs	—Economic Development Revenue Bonds
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
MMMs	—Money Market Municipals
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
PSFG	—Public School Fund Guaranteed
Q-SBLF	—Qualified School Bond Loan Fund
RANs	—Revenue Anticipation Note
ROCs	—Reset Option Certificates
SFH	—Single Family Housing
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2013	Year Ended September 30,
		2012	2011	2010[1]	2009	2008
Net Asset Value, Beginning of Period	$10.05	$10.05	$10.04	$10.02	$9.92	$10.02
Income From Investment Operations:
Net investment income	0.02	0.06	0.10	0.06	0.21	0.33
Net realized and unrealized gain (loss) on investments	0.01	0.00[2]	0.01	0.02	0.10	(0.11)
TOTAL FROM INVESTMENT OPERATIONS	0.03	0.06	0.11	0.08	0.31	0.22
Less Distributions:
Distributions from net investment income	(0.02)	(0.06)	(0.10)	(0.06)	(0.21)	(0.32)
Net Asset Value, End of Period	$10.06	$10.05	$10.05	$10.04	$10.02	$9.92
Total Return[3]	0.27%	0.59%	1.06%	0.81%	3.21%	2.27%
Ratios to Average Net Assets:
Net expenses	0.80%[4]	0.79%[5]	0.80%	0.80%	0.80%[5]	0.80%[5]
Net investment income	0.37%[4]	0.58%	0.95%	0.61%	1.77%	3.12%
Expense waiver/reimbursement[6]	0.43%[4]	0.44%	0.41%	0.42%	0.44%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,066,012	$2,198,969	$1,797,275	$1,982,542	$2,543,523	$566,536
Portfolio turnover	32%	66%	92%	37%	44%	123%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.79%, 0.80% and 0.80% for the years ended September 30, 2012, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2013	Year Ended September 30,
		2012	2011	2010[1]	2009	2008
Net Asset Value, Beginning of Period	$10.05	$10.05	$10.04	$10.02	$9.92	$10.02
Income From Investment Operations:
Net investment income	0.04	0.10	0.14	0.11	0.26	0.37
Net realized and unrealized gain (loss) on investments	0.01	0.00[2]	0.01	0.02	0.10	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	0.05	0.10	0.15	0.13	0.36	0.27
Less Distributions:
Distributions from net investment income	(0.04)	(0.10)	(0.14)	(0.11)	(0.26)	(0.37)
Net Asset Value, End of Period	$10.06	$10.05	$10.05	$10.04	$10.02	$9.92
Total Return[3]	0.49%	1.05%	1.51%	1.26%	3.67%	2.73%
Ratios to Average Net Assets:
Net expenses	0.35%[4]	0.34%[5]	0.35%	0.35%	0.35%[5]	0.35%[5]
Net investment income	0.82%[4]	1.02%	1.40%	1.06%	2.25%	3.64%
Expense waiver/reimbursement[6]	0.38%[4]	0.40%	0.36%	0.37%	0.39%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,875,080	$1,811,011	$1,245,370	$1,195,878	$875,235	$194,720
Portfolio turnover	32%	66%	92%	37%	44%	123%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.34%, 0.35% and 0.35% for the years ended September 30, 2012, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2013 (unaudited)
Assets:
Total investment in securities, at value (identified cost $3,961,810,538)		$3,985,058,671
Cash		125,943
Receivable for shares sold		16,368,031
Income receivable		15,654,234
Receivable for investments sold		1,910,658
TOTAL ASSETS		4,019,117,537
Liabilities:
Payable for investments purchased	$53,680,000
Payable for shares redeemed	22,756,366
Income distribution payable	300,224
Payable for shareholder services fee (Note 5)	466,381
Payable for distribution services fee (Note 5)	349,558
Payable for Directors'/Trustees' fees (Note 5)	360
Accrued expenses (Note 5)	472,729
TOTAL LIABILITIES		78,025,618
Net assets for 391,843,880 shares outstanding		$3,941,091,919
Net Assets Consist of:
Paid-in capital		$3,922,469,224
Net unrealized appreciation of investments		23,248,133
Accumulated net realized loss on investments		(4,868,548)
Undistributed net investment income		243,110
TOTAL NET ASSETS		$3,941,091,919
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,066,012,268 ÷ 205,411,772 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$10.06
Offering price per share (100/98.00 of $10.06)		$10.27
Redemption proceeds per share		$10.06
Institutional Shares:
Net asset value per share ($1,875,079,651 ÷ 186,432,108 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$10.06
Offering price per share		$10.06
Redemption proceeds per share		$10.06
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2013 (unaudited)
Investment Income:
Interest			$23,314,498
Expenses:
Investment adviser fee (Note 5)		$11,918,933
Administrative fee (Note 5)		1,549,817
Custodian fees		66,731
Transfer and dividend disbursing agent fees and expenses		445,883
Directors'/Trustees' fees (Note 5)		13,149
Auditing fees		14,041
Legal fees		4,070
Portfolio accounting fees		183,798
Distribution services fee (Note 5)		2,637,898
Shareholder services fee (Note 5)		2,625,046
Account administration fee (Note 2)		12,852
Share registration costs		283,627
Printing and postage		14,714
Insurance premiums (Note 5)		5,244
Taxes		150,072
Miscellaneous (Note 5)		7,702
TOTAL EXPENSES		19,933,577
Waivers (Note 5):
Waiver of investment adviser fee	$(7,607,732)
Waiver of distribution services fee	(529,030)
TOTAL WAIVERS		(8,136,762)
Net expenses			11,796,815
Net investment income			11,517,683
Realized and Unrealized Gain on Investments:
Net realized gain on investments			227,883
Net change in unrealized appreciation of investments			418,633
Net realized and unrealized gain on investments			646,516
Change in net assets resulting from operations			$12,164,199
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2013	Year Ended 9/30/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,517,683	$27,729,225
Net realized gain (loss) on investments	227,883	(1,971)
Net change in unrealized appreciation/depreciation of investments	418,633	2,859,238
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,164,199	30,586,492
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,598,711)	(12,137,532)
Institutional Shares	(7,347,346)	(15,909,797)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,946,057)	(28,047,329)
Share Transactions:
Proceeds from sale of shares	1,652,077,956	3,665,996,445
Net asset value of shares issued to shareholders in payment of distributions declared	8,923,776	21,156,563
Cost of shares redeemed	(1,731,107,782)	(2,722,357,186)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(70,106,050)	964,795,822
Change in net assets	(68,887,908)	967,334,985
Net Assets:
Beginning of period	4,009,979,827	3,042,644,842
End of period (including undistributed (distributions in excess of) net investment income of $243,110 and $(328,516), respectively)	$3,941,091,919	$4,009,979,827
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2013 (unaudited)
1. Organization
Federated Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time (for example, within five
Semi-Annual Shareholder Report

business days after a new security is delivered to the Fund), the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Institutional Shares may bear account administration fees, distribution services fees and shareholder services fees unique to those classes. For the six months ended March 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$12,852
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. Capital Stock
The following tables summarize capital stock activity:
	Six Months Ended 3/31/2013		Year Ended 9/30/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	77,304,278	$777,238,269	190,923,524	$1,918,181,698
Shares issued to shareholders in payment of distributions declared	337,149	3,389,886	1,119,990	11,251,266
Shares redeemed	(90,928,344)	(914,166,054)	(152,192,310)	(1,529,162,655)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(13,286,917)	$(133,537,899)	39,851,204	$400,270,309
	Six Months Ended 3/31/2013		Year Ended 9/30/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	87,016,740	$874,839,687	173,960,443	$1,747,814,747
Shares issued to shareholders in payment of distributions declared	550,370	5,533,890	985,854	9,905,297
Shares redeemed	(81,249,644)	(816,941,728)	(118,760,190)	(1,193,194,531)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,317,466	$63,431,849	56,186,107	$564,525,513
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,969,451)	$(70,106,050)	96,037,311	$964,795,822
Semi-Annual Shareholder Report

4. Federal Tax Information
At March 31, 2013, the cost of investments for federal tax purposes was $3,961,463,851. The net unrealized appreciation of investments for federal tax purposes was $23,594,820. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,807,858 and net unrealized depreciation from investments for those securities having an excess of cost over value of $213,038.
At September 30, 2012, the Fund had a capital loss carryforward of $5,198,873 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$26	$624	$650
2013	$884,421	NA	$884,421
2014	$978,739	NA	$978,739
2015	$631,311	NA	$631,311
2016	$148,172	NA	$148,172
2017	$1,306,058	NA	$1,306,058
2018	$1,242,780	NA	$1,242,780
2019	$6,742	NA	$6,742
5. Investment Adviser Fee and Other Transactions WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2013, the Adviser voluntarily waived $7,607,732 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$2,637,898	$(529,030)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2013, FSC retained $1,054,559 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2013, FSC did not retain any sales charges from the sale of Class A Shares.
Semi-Annual Shareholder Report

Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$2,625,046
For the six months ended March 31, 2013, FSSC received $631 of Service Fees paid by the Fund.
Interfund Transactions
During the six months ended March 31, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $30,380,000 and $62,385,000, respectively.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.80% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “ Termination Date”): (a) December 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. Investment Transactions
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2013, were as follows:
Purchases	$608,102,266
Sales	$800,250,726
Semi-Annual Shareholder Report

7. Line of Credit
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2013, there were no outstanding loans. During the six months ended March 31, 2013, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2013, there were no outstanding loans. During the six months ended March 31, 2013, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 to March 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,002.70	$3.99
Institutional Shares	$1,000	$1,004.90	$1.75
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.94	$4.03
Institutional Shares	$1,000	$1,023.19	$1.77
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.80%
Institutional Shares	0.35%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory
Contract–May 2012
Federated Municipal Ultrashort Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
Semi-Annual Shareholder Report

information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Municipal Ultrashort Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31417P866
CUSIP 31417P858
28391 (5/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 22, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 22, 2013